Income Tax - Schedule of Net Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
NOL carryforwards	$ 1,233,100	$ 288,400
Allowance for Doubtful Accounts	$ 5,200
Related Party Accruals
Goodwill Amortization	$ 996,900
Valuation allowance	$ (2,235,200)	$ (288,400)
Net deferred tax asset